Consolidated Statements of Operations and Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Net sales
Products	$ 154,090	$ 90,213	$ 283,342	$ 172,023
Services	24,375	16,272	46,064	31,669
Revenue, Net	178,465	106,485	329,406	203,692
Cost of sales
Products	73,394	45,731	134,416	94,774
Services	13,437	10,349	25,628	21,139
Total cost of sales	86,831	56,080	160,044	115,913
Gross profit	91,634	50,405	169,362	87,779
Operating expenses
Research and development, net	18,957	10,337	35,728	21,126
Selling, general and administrative	77,929	42,665	145,546	85,990
Change in fair value of earn-out obligation	628		(6,867)
Total operating expenses	97,514	53,002	174,407	107,116
Operating loss	(5,880)	(2,597)	(5,045)	(19,337)
Other income (expense)	337	138	(999)	652
Loss before income taxes	(5,543)	(2,459)	(6,044)	(18,685)
Income taxes	(5,370)	326	(9,958)	(417)
Net income (loss)	(173)	(2,785)	3,914	(18,268)
Net income attributable to non-controlling interest		15		68
Net income (loss) attributable to Stratasys Ltd.	(173)	(2,800)	3,914	(18,336)
Net income (loss) per ordinary share attributable to Stratasys Ltd.
Basic	$ 0	$ (0.07)	$ 0.08	$ (0.47)
Diluted	$ 0	$ (0.07)	$ 0.08	$ (0.47)
Weighted average ordinary shares outstanding
Basic	49,373	38,781	49,323	38,637
Diluted	49,373	38,781	51,238	38,637
Comprehensive Income (loss)
Net income (loss)	(173)	(2,785)	3,914	(18,268)
Other comprehensive income (loss), net of tax:
Losses on securities reclassified into earnings			168
Foreign currency translation adjustments	(126)	13	(524)	(355)
Fair value adjustments on derivatives designated as cash flow hedges	173		44
Other comprehensive income (loss), net of tax	47	13	(312)	(355)
Comprehensive income (loss)	(126)	(2,772)	3,602	(18,623)
Less: comprehensive loss attributable to non-controlling interest		(454)		(339)
Comprehensive income (loss) attributable to Stratasys Ltd.	$ (126)	$ (2,318)	$ 3,602	$ (18,284)